Shareholders' equity	12 Months Ended
Mar. 31, 2021
Shareholders' equity
Shareholders' equity
14	Shareholders’ equity

(a)	Share capital

As of March 31, 2018, the Company had 120,961,641 shares issued and 120,824,742 shares outstanding.

During the year ended March 31, 2019, the Company issued 726,333 ordinary shares as scrip dividend (Note 14(d)). As a result, the Company’s issued and outstanding shares increased to 121,687,974 and 121,551,075, respectively, as of March 31, 2019, 2020 and 2021.

(b)	Statutory reserves

According to PRC rules and regulations and their Articles of Association, Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are required to transfer 10% of net income, as determined in accordance with the relevant financial regulations established by the Ministry of Finance of the PRC, to a statutory surplus reserves until the reserve balance reaches 50% of their respective registered capital. The transfer to this reserve must be made before distribution of dividends to equity holders can be made.

The statutory surplus reserve is non-distributable but can be used to make good previous years’ losses, if any, and may be converted into issued capital in proportion to the respective equity holding of the equity holders, provided that the balance of the reserve after such conversion is not less than 25% of the registered capital.

Aggregated transfers of RMB15,841, RMB20,068 and RMB23,384 (US$3,569)have been made to the statutory surplus reserve by Beijing Jiachenhong and Zhejiang Lukou for the years ended March 31, 2019, 2020 and 2021, respectively. Accumulated statutory surplus reserves as of March 31, 2020 and 2021 amounted to RMB180,050 and RMB203,434 (US$31,050), respectively.

(c)	Share repurchase program

During the year ended March 31, 2013, the Company repurchased 7,450,914 ordinary shares at a total cost of RMB131,302 of which 7,314,015 shares were subsequently sold to CGL. As of March 31, 2020 and 2021, the remaining 136,899 repurchased ordinary shares had not been cancelled and therefore were presented as treasury stock in the consolidated balance sheets.

On July 29, 2020 and July 29, 2021, the Board of Directors approved a new share repurchase program in the aggregate amount of US$20,000 for 12 months until July 29, 2021 and July 29, 2022. During the year ended March 31, 2021, the Company did not repurchase any of its shares under the new share repurchase programs.

(d)	Dividend declared

On June 26, 2018, the Company’s Board of Directors declared a dividend of US$0.08 per ordinary share of the Company, to be paid in cash or in scrip at the election of the shareholders. As a result of the election of the shareholders, the Company issued a total of 726,333 ordinary shares and paid a cash dividend of RMB18,173 during the year ended March 31, 2019.